Document and Entity Information	0 Months Ended
Feb. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2014
Registrant Name	NEW ECONOMY FUND
Central Index Key	0000719608
Amendment Flag	false
Document Creation Date	Jun. 30, 2014
Document Effective Date	Jul. 01, 2014
Prospectus Date	Jul. 01, 2014
NEW ECONOMY FUND® | Class A
Risk/Return:
Trading Symbol	ANEFX
NEW ECONOMY FUND® | Class R-1
Risk/Return:
Trading Symbol	RNGAX
NEW ECONOMY FUND® | Class R-2
Risk/Return:
Trading Symbol	RNGBX
NEW ECONOMY FUND® | Class R-3
Risk/Return:
Trading Symbol	RNGCX
NEW ECONOMY FUND® | Class R-4
Risk/Return:
Trading Symbol	RNGEX
NEW ECONOMY FUND® | Class R-5
Risk/Return:
Trading Symbol	RNGFX
NEW ECONOMY FUND® | Class B
Risk/Return:
Trading Symbol	ANFBX
NEW ECONOMY FUND® | Class C
Risk/Return:
Trading Symbol	ANFCX
NEW ECONOMY FUND® | Class F-1
Risk/Return:
Trading Symbol	ANFFX
NEW ECONOMY FUND® | Class 529-A
Risk/Return:
Trading Symbol	CNGAX
NEW ECONOMY FUND® | Class 529-B
Risk/Return:
Trading Symbol	CNGBX
NEW ECONOMY FUND® | Class 529-C
Risk/Return:
Trading Symbol	CNGCX
NEW ECONOMY FUND® | Class 529-E
Risk/Return:
Trading Symbol	CNGEX
NEW ECONOMY FUND® | Class 529-F-1
Risk/Return:
Trading Symbol	CNGFX
NEW ECONOMY FUND® | Class F-2
Risk/Return:
Trading Symbol	NEFFX
NEW ECONOMY FUND® | Class R-6
Risk/Return:
Trading Symbol	RNGGX